Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	$ 31,840,588	$ 79,874,727	$ 54,040,948
Travel service [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	21,561,670	79,092,342	51,818,166
Technology [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	2,719,463	782,302
Cross-board products [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	$ 7,559,455	$ 83	$ 2,222,782